SERIES A CONVERTIBLE PREFERRED UNITS SERIES A CONVERTIBLE PREFERRED UNITS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Statement of Partners' Capital [Abstract]
SERIES A CONVERTIBLE PREFERRED UNITS
SERIES A PREFERRED UNITS

During the second quarter of 2013, we entered into a Series A Convertible Preferred Unit Purchase Agreement (the “Purchase Agreement”) with Southcross Energy LLC, pursuant to which we issued and sold 1,715,000 Series A Preferred Units to Southcross Energy LLC for a cash purchase price of $22.86 per unit, in a privately negotiated transaction (the “Private Placement”). Southcross Energy LLC sold 1,500,000 of these Series A Preferred Units to third parties during the second quarter of 2013.

All of the Series A Preferred Units, including units held by Southcross Energy LLC, were converted to common units on August 4, 2014 in connection with the Holdings Transaction. See Notes 1 and 9.
PARTNERS’ CAPITAL

Ownership

Our units outstanding as of March 31, 2015 are as follows (in units):

		Owned by Parent
	Partners’ Capital
	Public		Class B		General
	Common	Common	Convertible	Subordinated	Partner
Units outstanding as of December 31, 2014	21,684,543	2,116,400	14,889,078	12,213,713	1,038,852
In-kind distributions and general partner issuances to maintain 2.0% ownership	—	—	260,558	—	5,318
Units outstanding as of March 31, 2015	21,684,543	2,116,400	15,149,636	12,213,713	1,044,170

Common Units
Our common units represent limited partner interests in us. The holders of our common units are entitled to participate in partnership distributions and are entitled to exercise the rights and privileges available to limited partners under our Partnership Agreement.
In February 2014, we completed a public equity offering of 9,200,000 additional common units and we received a capital contribution from our General Partner to maintain its 2.0% interest in us. The proceeds from the public offering were $144.7 million before estimated expenses related to the offering of $0.4 million. The net proceeds from the offering were used for our Onyx acquisition in March 2014, to fund the construction of our pipeline system extending into Webb County, Texas and for general partnership purposes.
In connection with the TexStar Rich Gas System Transaction and the Holdings Transaction on August 4, 2014, we issued Class B Convertible Units, accelerated the vesting of awards under our LTIP (see Note 11), and all of the holders of our Series A Preferred Units elected to convert their Series A Preferred Units into common units based on an exchange ratio of 110%.
Class B Convertible Units

In connection with the TexStar Rich Gas System Transaction, on August 4, 2014, we established our Class B Convertible Units. The Class B Convertible Units consist of 14,633,000 of such units plus any additional Class B PIK Units. The Class B Convertible Units have the same rights, preferences and privileges, and are subject to the same duties and obligations, as our common units, with certain exceptions as noted below.

Our Partnership Agreement does not allow additional Class B Convertible Units (other than Class B PIK Units) to be issued without the prior approval of our General Partner and the holders of a majority of the outstanding Class B Convertible Units.

Our Partnership Agreement provides that we will procure the listing of the common units issuable upon conversion of the Class B Convertible Units on the New York Stock Exchange or other applicable national securities exchange.

Distribution Rights: Commencing with the third quarter of 2014 and until converted, as long as certain requirements are met, the holders of the Class B Convertible Units will receive quarterly distributions in an amount equal to $0.3257 per unit. These distributions will be paid quarterly in Class B PIK Units within 45 days after the end of each quarter. Our General Partner was entitled, and has exercised its right, to retain its 2.0% general partner interest in us in connection with the original issuance of Class B Convertible Units. In connection with future distributions of Class B PIK Units, the General Partner is entitled to a corresponding distribution to maintain its 2.0% general partner interest in us.

Conversion Rights: The Class B Convertible Units are convertible into common units on a one-for-one basis and, once converted, will participate in cash distributions pari passu with all other common units. The conversion of Class B Convertible Units will occur on the date we (a) make a quarterly distribution equal to or greater than $0.44 per common unit, (b) generate Class B Distributable Cash Flow (as defined in our Partnership Agreement) in an amount sufficient to pay the declared distribution on all units for the two quarters immediately preceding the date of conversion (the “measurement period”) and (c) forecast paying a distribution equal to or greater than $0.44 per unit from forecasted Class B Distributable Cash Flow on all outstanding common units for the two quarters immediately following the measurement period.

Voting Rights: The Class B Convertible Units generally have the same voting rights as common units, and have one vote for each common unit into which such units are convertible.

Changes in Partners’ Capital due to Holdings Transaction

As discussed in Note 1, on August 4, 2014, Southcross Energy LLC and TexStar combined. As a result of this transaction, Holdings, through a wholly-owned subsidiary, (a) acquired 100% of TexStar and its general partner from BBTS Borrower LP and (b) acquired 2,116,400 of our common units and 12,213,713 of our subordinated units from Southcross Energy LLC. Thus, as a result of that transaction, Holdings acquired an approximate 57.4% limited partner interest in us, as well as 100% of our General Partner, which owns an approximate 2.0% interest in us and our incentive distribution rights. BBTS Borrower LP is controlled by EIG and Tailwater. In December 2014, BBTS Borrower LP distributed to each of EIG and Tailwater, in relatively equal proportions, its interest in Holdings. Southcross Energy LLC is controlled by Charlesbank. The Holdings Transaction resulted in our Sponsors each indirectly owning approximately one-third of Holdings. Affiliates of Energy Capital Partners
Mezzanine Opportunities Fund and GE Energy Financial Services also own certain additional equity interests in Holdings.

Subordinated Units

Subordinated units represent limited partner interests in us and convert to common units at the end of the Subordination Period (as defined in our Partnership Agreement). The principal difference between our common units and our subordinated units is that in any quarter during the Subordination Period, holders of the subordinated units are not entitled to receive any distribution of available cash until the common units have received the minimum quarterly distribution plus any arrearages in the payment of the minimum quarterly distribution from prior quarters. Subordinated units do not accrue arrearages. Beginning with the third quarter of 2014, until such time we have a Distributable Cash Flow Ratio of at least 1.0, Holdings, the holder of the subordinated units has waived the right to receive distributions on any subordinated units that would cause the Distributable Cash Flow Ratio to be less than 1.0.

With respect to the fourth quarter of 2014, Holdings also waived the requirement that any distribution owed to it for that quarter be paid within 45 days of the end of the quarter, provided that the distribution was paid before or in conjunction with the filing of our 2014 Annual Report on Form 10-K. We paid a distribution of $0.28 per unit on our 12,213,713 subordinated units in conjunction with the filing of our 2014 Annual Report on Form 10-K.

General Partner Interests

As defined by the Partnership Agreement, general partner units are not considered to be units (common or subordinated), but are representative of our general partner’s 2.0% ownership interest in us. Our General Partner has received general partner unit PIK distributions from our general partner units purchased in connection with the Private Placement (see Note 8) and the Class B Convertible Units. In connection with other equity issuances, including issuances related to the TexStar Rich Gas System Transaction and the Holdings Transaction, our General Partner has made capital contributions in exchange for an issuance of additional general partner units to maintain its 2.0% ownership interest in us. Also, the General Partner has received general partner unit PIK distributions from the general partner units purchased in connection with the Private Placement (see Note 8).
Equity Distribution Agreement
On November 12, 2014, we established a $75 million "at-the-market" equity offering program pursuant to an equity distribution agreement (the “Distribution Agreement”) with Wells Fargo Securities, LLC, J.P. Morgan Securities LLC and RBC Capital Markets, LLC (each, a “Manager” and, collectively, the “Managers”). Under the Distribution Agreement, we may offer and sell up to $75 million in aggregate gross sales proceeds of our common units (the “Offered Units”) from time to time through the Managers, each as our sales agent. Sales of the Offered Units, if any, made under the Distribution Agreement will be made by means of ordinary brokers’ transactions on the New York Stock Exchange at market prices prevailing at the time of sale in block transactions, or as otherwise agreed upon by us and any Manager. The Offered Units have been registered under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Registration No. 333-192105 declared effective December 10, 2013 (the "Registration Statement"), including the prospectus contained therein, as supplemented by the prospectus supplement filed with the SEC on November 12, 2014. We intend to use the net proceeds from the sale of the Offered Units for general partnership purposes, including the repayment of debt, acquisitions and funding capital expenditures.
The Distribution Agreement contains customary representations, warranties and agreements by us, including our obligations to indemnify the Managers for certain liabilities under the Securities Act. The Managers and certain of their affiliates have engaged, and may in the future engage, in commercial and investment banking transactions with us in the ordinary course of their business for which they have received, and expect to receive, customary compensation and expense reimbursement. In particular, affiliates of each of the Managers are lenders under our Senior Credit Facilities, an affiliate of Wells Fargo Securities, LLC is a lender under our Term Loan Agreement, and affiliates of the other sales agents may from time to time hold positions under the Term Loan Agreement. If we use any net proceeds of this offering to repay borrowings under our Senior Credit Facilities, such affiliates of the Managers will receive proceeds of the offering.
Holdings’ Equity in Contributed Subsidiaries
Holdings’ equity in contributed subsidiaries represents its position in the net assets of the 2015 Holdings Acquisition as of March 31, 2015 that have been acquired by the Partnership. The 2015 Holdings Acquisition was deemed a transaction between entities under common control and, as such, was accounted for on an “as if pooled” basis for all periods which common control existed (which began on August 4, 2014). As such, the equity balance also reflects net income attributable to the 2015 Holdings Acquisition for all periods ending after August 4, 2014. Net income was attributed to the Partnership for the 2015 Holdings Acquisition for the three months period ended March 31, 2015. Although included in partners' capital, net income attributable to the 2015 Holdings Acquisition has been excluded from the calculation of earnings per unit and presented separately as net loss attributable to Holdings. See Notes 1 and 2.

SERIES A CONVERTIBLE PREFERRED UNITS
We entered into a Series A Convertible Preferred Unit Purchase Agreement (the “Purchase Agreement”) with Southcross Energy LLC, pursuant to which we issued and sold 1,715,000 Series A Preferred Units to Southcross Energy LLC during the second quarter of 2013 for a cash purchase price of $22.86 per unit, in a privately negotiated transaction (the "Private Placement"). Southcross Energy LLC sold 1,500,000 of these Series A Preferred Units to third parties during the second quarter of 2013. The Private Placement of Series A Preferred Units resulted in proceeds to us of $39.2 million. We also received a $0.8 million capital contribution from our General Partner to maintain its 2.0% general partner interest in us. Our total capital infusion of $40.0 million, from all sales of Series A Preferred Units and General Partner capital contributions, was used to reduce borrowings under our Previous Credit Facility (See Note 8).

All of the Series A Preferred Units, including units held by Southcross Energy LLC, were converted to common units on August 4, 2014 in connection with the Holdings Transaction. See Note 1 and below.

Because the Series A Preferred Units were equity instruments and redeemable at the option of the holder, they were classified outside of permanent equity.  The change of control rights associated with the Series A Preferred Units required the units to be classified outside of permanent equity.  The Series A Preferred Units were periodically adjusted to maximum redemption value because maximum redemption value was different than the fair value of the unit at the issuance date.

Voting Rights: The Series A Preferred Units were a class of voting equity security that rank senior to all of our other classes or series of equity securities with respect to distribution rights and rights upon liquidation.  The Series A Preferred Units had voting rights identical to the voting rights of the common units and voted with the common units as a single class, such that each Series A Preferred Unit (including each Series A Preferred Unit issued as an in-kind distribution, discussed below) was entitled to one vote for each common unit into which such Series A Preferred Unit was convertible on each matter with respect to which each common unit was entitled to vote.

Distribution Rights: Holders of Series A Preferred Units were entitled to quarterly distributions of in-kind Series A Preferred Units for the first four full quarters following the issue date of those units and continuing thereafter until the board of directors of our General Partner determined to begin paying quarterly distributions in cash, and thereafter in cash. In-kind distributions were in the form of Series A Preferred Units at a rate of $0.40 per outstanding Series A Preferred Unit per quarter (or 7% per year of the per unit purchase price). Cash distributions equaled the greater of $0.40 per unit per quarter or the quarterly distribution paid with respect to each common unit.

Conversion Rights: The Series A Preferred Units were convertible into common units based on an exchange ratio of 110% of the Series A Preferred Units in certain circumstances before January 1, 2015. In connection with the Holdings Transaction and pursuant to the change in control provision in our partnership agreement applicable to our Series A Preferred Units, all holders of the Series A Preferred Units elected to convert their Series A Preferred Units into 2,015,638 common units based on the 110% exchange ratio.

Dissolution and Liquidation: The Series A Preferred Units were senior to our common units with respect to rights on dissolution and liquidation. Common units issued upon conversion of the Series A Preferred Units have equal ranking with the rest of our common units with respect to rights on dissolution and liquidation.
PARTNERS' CAPITAL AND MEMBERS' EQUITY
Ownership
Our units outstanding as of December 31, 2014 are as follows (in units):

		Partners’ Capital

			Owned By Parent

	Series A	Public	Holdings	Class B		General
	Preferred	Common	Common	Convertible	Subordinated	Partner
Units outstanding as of December 31, 2013	1,769,915	10,390,272	—	—	12,213,713	534,638
Issuance of common units	—	9,200,000	—	—	—	187,755
Holdings Transaction	—	—	1,863,713	—	—	—
Series A Convertible preferred conversion to common units	(1,832,399)	1,762,951	252,687	—	—	—
Issuance of Class B Convertible Units	—	—	—	14,633,000	—	—
Vesting of LTIP units, net	—	331,320	—	—	—	—
In-kind distributions and general partner issuances to maintain 2.0% ownership	62,484	—	—	256,078	—	316,459
Units outstanding as of December 31, 2014	—	21,684,543	2,116,400	14,889,078	12,213,713	1,038,852

On November 7, 2012, we completed our IPO. Through a series of transactions, Southcross Energy LLC contributed all of its operating subsidiaries (its net assets on a historical cost basis), excluding certain liabilities and all preferred units, and became the holding company of us. Until the Holdings Transaction, Southcross Energy LLC held all of the equity interests in our General Partner, as well as all subordinated units and a portion of the common units and Series A Preferred Units of us. Subsequent to our IPO, we own Southcross Energy LLC's operating subsidiaries. At the completion of our IPO, we received proceeds of approximately $168.0 million, net of underwriters' discounts and structuring fees. In connection with the full exercise of the underwriter's over-allotment option, which closed on November 26, 2012, our underwriters purchased 1,350,000 additional common units in us for approximately $25.2 million in proceeds, net of underwriters' and structuring fees; and we used the net proceeds of $25.2 million to reacquire 1,350,000 common units from Southcross Energy LLC and retired the common units.
On November 29, 2013, we filed a Registration Statement on Form S-3 with the SEC using a "shelf" registration process. Under the shelf registration process, we may over time, in one or more offerings, offer and sell any combination of the securities described in the prospectus, and the selling unitholders may, over time, in one or more offerings, offer and sell common units representing limited partner interests in us. We, together with Southcross Energy Finance Corp., may offer and sell debt securities described in the prospectus. Southcross Energy Finance Corp. may act as co-issuer of the debt securities, and certain direct or indirect subsidiaries of us may guarantee any debt securities offered, if and to the extent identified in the related prospectus supplement. The aggregate initial offering price of all securities sold by us under the prospectus will not exceed $675.0 million.
Common units
Our common units represent limited partner interests in us. The holders of our common units are entitled to participate in our distributions and are entitled to exercise the rights and privileges available to limited partners under our Partnership Agreement.

In February 2014, we completed a public equity offering of 9,200,000 additional common units and we received a capital contribution from our General Partner to maintain its 2.0% interest in us. The proceeds from the public offering were $144.7 million, before estimated expenses related to the offering of $0.4 million. The net proceeds from the offering were used for our Onyx acquisition in March 2014, to fund the construction of our Webb Pipeline and for general partnership purposes.
In connection with the TexStar Rich Gas System Transaction and the Holdings Transaction on August 4, 2014, we issued Class B Convertible Units, accelerated the vesting of awards under our LTIP, and all of the holders of our Series A Preferred Units elected to convert their Series A Preferred Units into common units based on an exchange ratio of 110%.
Class B Convertible Units

In connection with the Contribution, on August 4, 2014, we established our Class B Convertible Units. The Class B Convertible Units consist of 14,633,000 of such units plus any additional Class B PIK Units. The Class B Convertible Units have the same rights, preferences and privileges, and are subject to the same duties and obligations, as our common units, with certain exceptions as noted below.

Our Partnership Agreement does not allow additional Class B Convertible Units (other than Class B PIK Units) to be issued without the prior approval of our General Partner and the holders of a majority of the outstanding Class B Convertible Units.

Our Partnership Agreement provides that we will procure the listing of the common units issuable upon conversion of the Class B Convertible Units on the New York Stock Exchange or other applicable national securities exchange.

Distribution Rights: Commencing with the third quarter of 2014 and until converted, as long as certain requirements are met, the holders of the Class B Convertible Units will receive quarterly distributions in an amount equal to $0.3257 per unit. These distributions will be paid quarterly in Class B PIK Units within 45 days after the end of each quarter. Our General Partner was entitled, and has exercised its right, to retain its 2.0% general partner interest in us in connection with the original issuance of Class B Convertible Units. In connection with future distributions of Class B PIK Units, the General Partner is entitled to a corresponding distribution to maintain its 2.0% general partner interest in us.

Conversion Rights: The Class B Convertible Units are convertible into common units on a one-for-one basis and, once converted, will participate in cash distributions pari passu with all other common units. The conversion of Class B Convertible Units will occur on the date we (a) make a quarterly distribution equal to or greater than $0.44 per common unit, (b) generate Class B Distributable Cash Flow (as defined in our Partnership Agreement) in an amount sufficient to pay the declared distribution on all units for the two quarters immediately preceding the date of conversion (the “measurement period”) and (c) forecast paying a distribution equal to or greater than $0.44 per unit from forecasted Class B Distributable Cash Flow on all outstanding common units for the two quarters immediately following the measurement period.

Voting Rights: The Class B Convertible Units generally have the same voting rights as common units, and have one vote for each common unit into which such units are convertible.

Changes in Partners’ Capital due to Holdings Transaction

As discussed in Note 1, on August 4, 2014, Southcross Energy LLC and TexStar combined. As a result of this transaction, Holdings, through a wholly-owned subsidiary, (a) acquired 100% of TexStar and its general partner from BBTS Borrower LP and (b) acquired 2,116,400 of our common units and 12,213,713 of our subordinated units from Southcross Energy LLC. Thus, as a result of that transaction, Holdings acquired an approximate 57.4% limited partner interest in us, as well as 100% of our General Partner, which owns an approximate 2.0% interest in us and our incentive distribution rights. BBTS Borrower LP is controlled by EIG and Tailwater. In November 2014, BBTS Borrower LP distributed to each of EIG and Tailwater, in relatively equal proportions, its interest in Holdings. Southcross Energy LLC is controlled by Charlesbank. The Holdings Transaction resulted in the Sponsors each indirectly owning approximately one-third of Holdings. Affiliates of Energy Capital Partners Mezzanine Opportunities Fund and GE Energy Financial Services own certain additional ownership interests in Holdings as well.
Subordinated units
Subordinated units represent limited partner interests in us and convert to common units at the end of the Subordination Period (as defined in our Partnership Agreement). The principal difference between our common units and our subordinated units is that in any quarter during the Subordination Period, holders of the subordinated units are not entitled to receive any distribution of available cash until the common units have received the minimum quarterly distribution plus any arrearages in the payment of the minimum quarterly distribution from prior quarters. Subordinated units do not accrue arrearages. Beginning with the third quarter of 2014, until such time we have a Distributable Cash Flow Ratio of at least 1.0, Holdings, the holder of the subordinated units, has waived the right to receive distributions on any subordinated units that would cause the Distributable Cash Flow Ratio to be less than 1.0. With respect to the fourth quarter of 2014, Holdings waived the requirement that any distribution owed to it for that quarter be paid within 45 days of the end of the quarter, provided that the distribution is paid before or in conjunction with the filing of this Form 10-K.
General Partner Interests
As defined by the Partnership Agreement, general partner units are not considered to be units (common or subordinated), but are representative of our general partner's 2.0% ownership interest in us. Our General Partner has received general partner unit PIK distributions from our general partner units purchased in connection with the sale of the Series A Preferred Units (See Note 11) and the Class B Convertible Units. In connection with other equity issuances, including issuances related to the TexStar Rich Gas System Transaction and the Holdings Transaction, our General Partner has made capital contributions in exchange for an issuance of additional general partner units to maintain its 2.0% ownership interest in us. Also, the General Partner has received general partner unit PIK distributions from the general partner units purchased in connection with the Private Placement (See Note 11).
Equity Distribution Agreement
On November 12, 2014, we established a $75 million "at-the-market" equity offering program pursuant to an equity distribution agreement (the “Distribution Agreement”) with Wells Fargo Securities, LLC, J.P. Morgan Securities LLC and RBC Capital Markets, LLC (each, a “Manager” and, collectively, the “Managers”). Under the Distribution Agreement, we may offer and sell up to $75 million in aggregate gross sales proceeds of our common units (the “Offered Units”) from time to time through the Managers, each as our sales agent. Sales of the Offered Units, if any, made under the Distribution Agreement will be made by means of ordinary brokers’ transactions on the New York Stock Exchange at market prices prevailing at the time of sale in block transactions, or as otherwise agreed upon by us and any Manager. The Offered Units have been registered under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Registration No. 333-192105, declared effective December 10, 2013, (the "Registration Statement"), including the prospectus contained therein, as supplemented by the prospectus supplement filed with the SEC on November 12, 2014. We intend to use the net proceeds from the sale of the Offered Units for general partnership purposes, including the repayment of debt, acquisitions and funding capital expenditures.
The Distribution Agreement contains customary representations, warranties and agreements by us, including our obligations to indemnify the Managers for certain liabilities under the Securities Act. The Managers and certain of their affiliates have engaged, and may in the future engage, in commercial and investment banking transactions with us in the ordinary course of their business for which they have received, and expect to receive, customary compensation and expense reimbursement. In particular, affiliates of each of the Managers are lenders under our Senior Credit Facilities, an affiliate of Wells Fargo Securities, LLC is a lender under our Term Loan and affiliates of the other sales agents may from time to time hold positions in the Term Loan. If we use any net proceeds of this offering to repay borrowings under our Senior Credit Facilities, such affiliates of the Managers will receive proceeds of the offering.
Members' Equity of Southcross Energy LLC
On August 6, 2009, five members of the Southcross Energy LLC's management team purchased, directly or indirectly through Estrella Energy, LP, Class A common units and Class B units along with Charlesbank, for the same value as Charlesbank, ($1.00 per unit). Estrella Energy, LP was partially owned by a non-management third-party, and thus a portion of the time- and performance-based units ("Third-Party Units") owned by Estrella Energy, LP were owned indirectly by the non-management third-party.
As of December 31, 2011, Southcross Energy LLC's common equity was comprised of 1,415,729 Class A authorized and outstanding common units, of which 217,483 were unvested, and 57,279 authorized and outstanding Class B units, of which 34,367 were unvested. The Class B units have the same distribution and liquidation rights as the Class A common units; however, they do not have voting rights. All Class A common units and Class B units were sold for, and have a par value of, $1.00 per unit.
Certain of the Class A common units and all of the Class B units contain time- and performance-vesting conditions. Time-vesting units vest ratably over 5 years subject to certain accelerated vesting based primarily on change of control or certain termination causes. Performance-vesting units will vest, if at all, upon Charlesbank attaining certain investment multiples and internal rates of return in connection with a liquidity event. Both the time- and performance vesting units require continued employment through any vesting date. The change in structure and ownership as a result of our IPO did not create a change of control event under the terms of the time- and performance-vesting units.
On March 20, 2012, Estrella Energy, LP was dissolved and Southcross Energy LLC purchased and retired the Third-Party Units for $15.3 million. Management did not receive any consideration in connection with such repurchase.
Holdings’ Equity in Contributed Subsidiaries.
Holdings’ equity in contributed subsidiaries represents its position in the net assets of the 2015 Holdings Acquisition as of December 31, 2014 that have been acquired by the Partnership. The 2015 Holdings Acquisition was deemed a transaction between entities under common control and, as such, was accounted for on an “as if pooled” basis for all periods which common control existed (which began on August 4, 2014). As such, the equity balance also reflects net income attributable to the 2015 Holdings Acquisition for all periods ending after August 4, 2014. During the year ended December 31, 2014, net income was attributed to the Partnership for the 2015 Holdings Acquisition for the period from August 4, 2014 to December 31, 2014. Although included in partners' capital, net income attributable to the 2015 Holdings Acquisition has been excluded from the calculation of earnings per unit and presented separately as net loss attributable to Holdings. See Notes 1, 3 and 5.